UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  DECEMBER 31, 2008



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED DECEMBER 31, 2008


                         USAA TAX EXEMPT SHORT-TERM FUND



[LOGO OF USAA]
    USAA(R)














PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA TAX EXEMPT SHORT-TERM FUND
DECEMBER 31, 2008












                                                                      (Form N-Q)

48458-0209                          (copyright)2009, USAA. All rights reserved.
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PORTFOLIO OF INVESTMENTS

December 31, 2008 (unaudited)

CATEGORIES AND DEFINITIONS


FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

PERIODIC AUCTION RESET BONDS - interest rates are reset periodically through an auction mechanism. The bonds have the option to be sold at face value at each interest rate reset date to the extent that there are sufficient bids in the auction.

VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bank of America, N.A., California State Teacher Retirement System, Citibank, N.A., Dexia Credit Local, Fifth Third Bank, JPMorgan Chase Bank, N.A., Landesbank Hessen-Thuringen, Morgan Stanley, or Wachovia Bank, N.A.
(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

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1 | USAA Tax Exempt Short-Term Fund
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(NBGA)         Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following: Continental Casualty Co., Dauphin County, Pennsylvania, Dominion Terminal Association, Government National Mortgage Association, Morgan Stanley, or Texas Permanent School Fund.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
EDA            Economic Development Authority
EDC            Economic Development Corp.
ETM            Escrowed to final maturity
IDA            Industrial Development Authority/Agency
IDB            Industrial Development Board
ISD            Independent School District
PRE            Prerefunded to a date prior to maturity
USD            Unified School District


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                                                    Portfolio of Investments | 2
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PORTFOLIO OF INVESTMENTS
(in thousands)

USAA TAX EXEMPT SHORT-TERM FUND
December 31, 2008 (unaudited)

PRINCIPAL                                                 COUPON              FINAL          MARKET
   AMOUNT      SECURITY                                     RATE           MATURITY           VALUE
---------------------------------------------------------------------------------------------------
               FIXED-RATE INSTRUMENTS (46.0%)

               ALABAMA (0.9%)

$  2,000       Mobile IDB                                   4.65%        12/01/2011     $     1,870
   1,165       Montgomery Medical Clinic Board              4.50          3/01/2012           1,100
   1,265       Montgomery Medical Clinic Board              4.50          3/01/2013           1,170
   1,200       Montgomery Medical Clinic Board              4.50          3/01/2014           1,083
   2,480       Montgomery Medical Clinic Board              4.50          3/01/2015           2,185
   2,595       Montgomery Medical Clinic Board              4.50          3/01/2016           2,230
                                                                                        -----------
                                                                                              9,638
                                                                                        -----------
               ARIZONA (1.1%)

   1,495       Health Facilities Auth.                      4.00          4/01/2010           1,497
   1,350       Health Facilities Auth.                      4.00          4/01/2012           1,314
   4,655       Mohave County IDA                            6.75          5/01/2012           4,613
   1,010       Pinal County Correctional Facilities IDA
                     (INS)                                  5.00         10/01/2010           1,007
   1,000       Pinal County Correctional Facilities IDA
                     (INS)                                  5.25         10/01/2012             976
   1,000       Pinal County Correctional Facilities IDA
                     (INS)                                  5.25         10/01/2013             960
   1,710       Pinal County Correctional Facilities IDA
                     (INS)                                  5.25         10/01/2014           1,613
                                                                                        -----------
                                                                                             11,980
                                                                                        -----------

               ARKANSAS (0.1%)

     945       Springdale (INS) (PRE)                       4.00          7/01/2016             966
                                                                                        -----------

               CALIFORNIA (3.0%)

     500       Community Medical Centers Municipal
                     Finance Auth.                          5.00          2/01/2009             500
   5,000       Golden State Tobacco Securitization
                     Corp.                                  5.00          6/01/2015           4,484
   7,000       Golden State Tobacco Securitization
                     Corp.                                  5.00          6/01/2016           6,132
   3,000       Golden State Tobacco Securitization
                     Corp.                                  5.00          6/01/2017           2,574
   2,000       Salinas USD (INS)                            4.21 (a)      6/01/2014           1,601
   1,000       Salinas USD (INS)                            4.21 (a)     10/01/2014             788
     860       Santa Rosa Rancheria Tachi Yokut Tribe
                     (b)                                    4.50          3/01/2011             785
   1,750       Santa Rosa Rancheria Tachi Yokut Tribe
                     (b)                                    4.88          3/01/2016           1,243
   5,000       State                                        7.50          1/07/2009           5,000
  10,000       State                                        8.00          2/04/2009          10,000
                                                                                        -----------
                                                                                             33,107
                                                                                        -----------

               COLORADO (1.4%)

     420       Beacon Point Metropolitan District (LOC -
                     Compass Bank)                          4.38         12/01/2015             415
   1,000       Denver Health and Hospital Auth.             5.00         12/01/2014             910
   1,000       Denver Health and Hospital Auth.             5.00         12/01/2015             891
   1,475       Denver Health and Hospital Auth.             5.00         12/01/2016           1,288
   2,000       Health Facilities Auth.                      5.00          6/01/2012           1,940
   1,335       Health Facilities Auth.                      5.00          6/01/2013           1,278
   2,000       Health Facilities Auth.                      5.00          6/01/2015           1,851
     110       Health Facilities Auth.  (ETM)               5.00         11/15/2015             128
   1,890       Health Facilities Auth.                      5.00         11/15/2015           1,865
     160       Health Facilities Auth.  (ETM)               5.00         11/15/2016             187
   2,840       Health Facilities Auth.                      5.00         11/15/2016           2,771

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 3 | USAA Tax Exempt Short-Term Fund
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PRINCIPAL                                                 COUPON              FINAL          MARKET
   AMOUNT      SECURITY                                     RATE           MATURITY           VALUE
---------------------------------------------------------------------------------------------------

$  2,005       High Plains Metropolitan District (LOC -
                     Compass Bank)                          4.38%        12/01/2015     $     1,983
                                                                                        -----------
                                                                                             15,507
                                                                                        -----------

               DISTRICT OF COLUMBIA (0.3%)

   4,200       Community Academy (INS)                      4.50          5/01/2017           2,964
                                                                                        -----------

               FLORIDA (1.6%)

   1,340       Clay County Dev. Auth.                       3.95          3/01/2011           1,370
  10,000       Hurricane Catastrophe Fund Finance Corp.     5.00          7/01/2014          10,040
   3,700       Jacksonville Economic Dev. Commission        4.00          3/01/2011           3,786
   2,000       Palm Beach County School Board (INS)         5.00          8/01/2015           2,186
                                                                                        -----------
                                                                                             17,382
                                                                                        -----------

               GEORGIA (1.8%)

  20,000       Municipal Electric Auth. (LOC -
                     Bayerische Landesbank)(LOC -
                     Wachovia Bank, N.A.)(LOC - WestLB
                     A.G.)                                  6.00          1/06/2009          20,017
                                                                                        -----------

               GUAM (0.2%)

   1,000       Education Financing Foundation               4.00         10/01/2013             979
     760       Education Financing Foundation               5.00         10/01/2014             770
                                                                                        -----------
                                                                                              1,749
                                                                                        -----------

               ILLINOIS (2.6%)

   2,195       Chicago                                      6.13         12/01/2012           1,999
  20,000       Chicago Board of Education (INS)             4.50 (a)     12/01/2009          19,549
   1,195       Health Facilities Auth. (INS)                5.00          2/15/2009           1,199
     880       Housing Dev. Auth.                           4.15          1/01/2014             879
     290       Housing Dev. Auth.                           4.20          1/01/2014             290
     805       Housing Dev. Auth.                           4.15          7/01/2014             802
   1,010       Housing Dev. Auth.                           4.20          7/01/2015             991
     560       Housing Dev. Auth.                           4.30          1/01/2016             542
     315       Housing Dev. Auth.                           4.35          1/01/2016             306
   3,261       Pingree Grove                                5.25          3/01/2015           2,641
                                                                                        -----------
                                                                                             29,198
                                                                                        -----------

               INDIANA (2.5%)

   2,060       Health and Educational Facility Auth.        5.00          2/15/2013           2,003
   3,000       Health Facility Financing Auth. (INS)        5.00         11/01/2009           3,032
  20,000       Jasper County (INS)                          5.60         11/01/2016          19,360
   3,750       Port Commission                              4.10          5/01/2012           3,767
                                                                                        -----------
                                                                                             28,162
                                                                                        -----------

               IOWA (0.9%)

  10,000       Finance Auth. (INS)                          5.00          7/01/2014           9,950
                                                                                        -----------
               KANSAS (1.1%)

   2,000       La Cygne (INS)                               4.05          3/01/2015           2,018
  11,250       Wyandotte County                             4.75         12/01/2016           9,777
                                                                                        -----------
                                                                                             11,795
                                                                                        -----------

               MARYLAND (1.1%)

  10,000       Anne Arundel County                          4.10          7/01/2014           9,881
   2,075       Health and Higher Education Facilities
                     Auth., acquired 3/05/2003, cost
                     $2,650  (c)                            5.00          2/01/2013           2,144
                                                                                        -----------
                                                                                             12,025
                                                                                        -----------

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                                                                       Portfolio of Investments | 4

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PRINCIPAL                                                 COUPON              FINAL          MARKET
   AMOUNT      SECURITY                                     RATE           MATURITY           VALUE
---------------------------------------------------------------------------------------------------

               MICHIGAN (0.7%)

$  4,950       Dickinson County EDC                         5.75%         6/01/2016     $     4,089
   1,000       Hospital Finance Auth.                       5.00         11/15/2014             953
   1,000       Hospital Finance Auth.                       5.00         11/15/2015             936
   1,900       Wayne County (INS)                           5.63          5/01/2011           1,963
                                                                                        -----------
                                                                                              7,941
                                                                                        -----------

               MINNESOTA (0.2%)

   1,000       Higher Education Facilities Auth.            4.00          4/01/2015           1,006
     250       St. Paul Housing and Redevelopment Auth.     5.00          5/15/2013             228
     250       St. Paul Housing and Redevelopment Auth.     5.00          5/15/2014             222
     250       St. Paul Housing and Redevelopment Auth.     5.00          5/15/2015             216
     300       St. Paul Housing and Redevelopment Auth.     5.00          5/15/2016             249
     325       St. Paul Housing and Redevelopment Auth.     5.25          5/15/2017             264
                                                                                        -----------
                                                                                              2,185
                                                                                        -----------

               MISSISSIPPI (1.2%)

   1,500       Hospital Equipment and Facilities Auth.      5.00          8/15/2013           1,497
   2,280       Hospital Equipment and Facilities Auth.      5.00          8/15/2014           2,259
   4,330       Hospital Equipment and Facilities Auth.      5.00         12/01/2014           3,934
   1,000       Hospital Equipment and Facilities Auth.      5.00          8/15/2015             980
   2,000       Hospital Equipment and Facilities Auth.      5.00          8/15/2016           1,933
   2,645       Lafayette County  (ETM)                      5.50          3/01/2009           2,663
                                                                                        -----------
                                                                                             13,266
                                                                                        -----------

               MISSOURI (1.8%)

   1,135       Cape Girardeau County IDA                    5.00          6/01/2014           1,079
   1,000       Cape Girardeau County IDA                    5.00          6/01/2017             896
   6,000       Environmental Improvement and Energy
                     Resources Auth.                        4.00          1/02/2012           5,764
   1,000       Fenton                                       4.00          4/01/2009           1,001
   2,440       Fenton                                       4.10          4/01/2010           2,437
   1,200       Fenton                                       5.00          4/01/2011           1,215
   1,750       Fenton                                       5.00          4/01/2012           1,756
   1,055       Joint Municipal Electric Utility
                     Commission (INS)                       5.00          1/01/2015           1,025
   5,500       Riverside IDA (INS)                          4.50          5/01/2016           5,311
                                                                                        -----------
                                                                                             20,484
                                                                                        -----------

               NEBRASKA (0.2%)

   2,570       O'Neil                                       4.80          5/01/2009           2,586
                                                                                        -----------

               NEW JERSEY (4.5%)

  10,000       Bayonne                                      5.88         10/23/2009          10,138
   1,000       Bayonne Redevelopment Agency                 5.00          4/11/2009           1,005
  20,000       Hoboken                                      5.25          8/28/2009          19,839
   9,745       Tobacco Settlement Financing Corp.           5.00          6/01/2014           8,934
   9,640       Transit Corp.                                5.75          9/15/2014          10,064
                                                                                        -----------
                                                                                             49,980
                                                                                        -----------

               NEW MEXICO (0.5%)

   1,500       Jicarilla Apache Nation  (b)                 5.00          9/01/2011           1,547
   1,850       Jicarilla Apache Nation  (b)                 5.00          9/01/2013           1,915
   2,120       Sandoval County                              4.00          6/01/2015           2,136
                                                                                        -----------
                                                                                              5,598
                                                                                        -----------

               NEW YORK (3.8%)

   1,000       Albany IDA                                   5.50         11/15/2012             969
   1,000       Albany IDA                                   5.50         11/15/2013             959
   3,500       Albany IDA                                   4.25         11/15/2014           3,076
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5 | USAA Tax Exempt Short-Term Fund

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PRINCIPAL                                                 COUPON              FINAL          MARKET
   AMOUNT      SECURITY                                     RATE           MATURITY           VALUE
---------------------------------------------------------------------------------------------------

$  2,410       Albany IDA                                   5.00%        11/15/2015    $      2,174
   5,000       Dormitory Auth. (INS) (ETM)                  5.50          7/01/2009           5,124
   3,710       Dormitory Auth.                              5.00          7/01/2013           3,103
   1,000       Dormitory Auth.                              5.00          7/01/2013             836
   3,010       Dormitory Auth.                              5.00          7/01/2014           2,428
   3,000       Dormitory Auth.                              6.00          7/01/2014           2,812
   4,095       Dormitory Auth.                              5.00          7/01/2015           3,190
   3,145       Dormitory Auth.                              5.00          7/01/2015           2,450
   2,000       Dormitory Auth.                              4.00          8/15/2015           1,996
     720       Dormitory Auth.                              4.00          2/15/2016             710
   3,295       Dormitory Auth.                              5.00          7/01/2016           2,482
   3,270       East Rochester Housing Auth. (NBGA)          3.75         12/20/2012           3,355
   2,500       Seneca Nation Indians Capital
                     Improvements Auth.  (b)                5.25         12/01/2016           1,812
   4,660       Suffolk County IDA                           4.30         11/01/2011           4,406
     450       Ulster County IDA (LOC - Manufacturers &
                     Traders Trust Co.)                     5.20         11/15/2009             461
                                                                                        -----------
                                                                                             42,343
                                                                                        -----------

               NORTH CAROLINA (0.1%)

   2,100       Medical Care Commission                      4.38          7/01/2017           1,650
                                                                                        -----------

               OHIO (1.6%)

   3,750       American Municipal Power - Ohio, Inc.        5.00          2/01/2009           3,740
   7,500       American Municipal Power - Ohio, Inc.        5.00          2/01/2010           7,324
   4,500       Buckeye Tobacco Settlement Financing
                     Auth.                                  5.00          6/01/2015           4,025
   1,240       Miami County                                 5.25          5/15/2011           1,205
   1,865       Miami County                                 5.25          5/15/2012           1,777
                                                                                        -----------
                                                                                             18,071
                                                                                        -----------

               OKLAHOMA (0.5%)

     730       Cherokee Nation (INS) (b)                    4.10         12/01/2011             715
   2,150       Cherokee Nation (INS) (b)                    4.30         12/01/2016           1,874
   1,685       Norman Regional Hospital Auth. (INS)         5.00          9/01/2011           1,585
   1,000       Norman Regional Hospital Auth. (INS)         5.00          9/01/2013             881
   1,090       Norman Regional Hospital Auth. (INS)         5.00          9/01/2014             930
                                                                                        -----------
                                                                                              5,985
                                                                                        -----------

               PENNSYLVANIA (1.2%)

   1,000       Allegheny County Hospital Dev. Auth.         5.00         11/15/2009             987
   9,750       Harrisburg Auth. (NBGA) (b)                  4.50 (a)     12/15/2010           8,755
   1,500       Montgomery County IDA                        5.00         11/15/2016           1,337
   2,000       Montgomery County IDA                        5.00         11/15/2017           1,736
                                                                                        -----------
                                                                                             12,815
                                                                                        -----------

               PUERTO RICO (0.6%)

   7,500       Government Dev. Bank                         5.00         12/01/2014           6,942
                                                                                        -----------

               SOUTH CAROLINA (1.5%)

   2,000       Berkeley County                              4.88         10/01/2014           1,894
   2,125       Georgetown County                            5.13          2/01/2012           1,950
   3,000       Jobs EDA (INS)                               4.05          4/01/2013           2,730
   1,000       Lexington County Health Services
                     District, Inc.                         5.00         11/01/2014           1,003
   4,000       Richland County                              4.60          9/01/2012           3,540
   1,485       SCAGO Educational Facilities Corp. (INS)     4.00         12/01/2016           1,266
   5,130       Tobacco Settlement Revenue Management
                     Auth.                                  5.00          6/01/2018           4,582
                                                                                        -----------
                                                                                             16,965
                                                                                        -----------

               TEXAS (4.8%)
     870       Austin Higher Education Auth.                4.80          8/01/2009             871

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                                                                       Portfolio of Investments | 6

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PRINCIPAL                                                 COUPON              FINAL          MARKET
   AMOUNT      SECURITY                                     RATE           MATURITY           VALUE
---------------------------------------------------------------------------------------------------

$    465       Bexar County Health Facilities Dev.
                     Corp.                                  5.00%         7/01/2011     $       444
   1,335       Gregg County Health Facilities Dev.
                     Corp.                                  5.00         10/01/2015           1,216
   2,105       Gregg County Health Facilities Dev.
                     Corp.                                  5.00         10/01/2016           1,879
     190       Hidalgo County Health Services Corp.         5.00          8/15/2010             188
   3,000       Houston ISD (NBGA)                           4.55 (a)      2/15/2009           2,995
   1,280       Lewisville (INS)                             5.00          9/01/2010           1,216
   4,000       Lewisville ISD (NBGA)                        4.01 (a)      8/15/2010           3,843
   3,000       Lewisville ISD (NBGA)                        4.07 (a)      8/15/2011           2,787
     500       Midlothian Dev. Auth. (INS)                  5.00         11/15/2011             495
     760       Midlothian Dev. Auth. (INS)                  5.00         11/15/2012             741
     535       Midlothian Dev. Auth. (INS)                  5.00         11/15/2013             513
     560       Midlothian Dev. Auth. (INS)                  5.00         11/15/2014             527
     390       Midlothian Dev. Auth. (INS)                  5.00         11/15/2015             360
   1,220       Northwest ISD (NBGA)                         4.01 (a)      2/15/2013           1,067
   1,000       Northwest ISD (NBGA)                         4.07 (a)      2/15/2014             836
   1,000       San Leanna Education Facilities Corp.        5.00          6/01/2013             949
   1,585       San Leanna Education Facilities Corp.        5.00          6/01/2017           1,347
   1,000       Tarrant County Cultural Education
                     Facilities Finance Corp.               5.00          5/15/2011             953
   1,000       Tarrant County Cultural Education
                     Facilities Finance Corp.               5.25         11/15/2011             928
   1,155       Tarrant County Cultural Education
                     Facilities Finance Corp.               5.25         11/15/2012           1,037
   1,220       Tarrant County Cultural Education
                     Facilities Finance Corp.               5.00         11/15/2013           1,186
   1,100       Tarrant County Cultural Education
                     Facilities Finance Corp.               5.25         11/15/2013             960
   1,265       Tarrant County Cultural Education
                     Facilities Finance Corp.               5.25         11/15/2014           1,071
   1,470       Tarrant County Cultural Education
                     Facilities Finance Corp.               5.00          5/15/2015           1,285
   1,250       Tarrant County Cultural Education
                     Facilities Finance Corp.               5.75         11/15/2015           1,077
   1,000       Tarrant County Cultural Education
                     Facilities Finance Corp.               5.00         11/15/2017             907
   3,635       Titus County                                 4.50          7/01/2011           3,556
   2,810       Tyler Health Facilities Dev. Corp.           5.00         11/01/2013           2,547
   4,575       Tyler Health Facilities Dev. Corp.           5.00         11/01/2014           4,054
   3,360       Tyler Health Facilities Dev. Corp.           5.00         11/01/2015           2,907
   6,155       Tyler Health Facilities Dev. Corp.           5.25         11/01/2016           5,280
   2,155       Wylie ISD (NBGA)                             4.50 (a)      8/15/2009           2,136
   1,225       Wylie ISD (NBGA) (ETM)                       4.50 (a)      8/15/2009           1,217
                                                                                        -----------
                                                                                             53,375
                                                                                        -----------

               UTAH (1.7%)

  18,470       Jordanelle Special Service District,
                     acquired 6/15/2007, cost $18,470
                     (c)                                    4.58          6/20/2009          18,646
                                                                                        -----------

               VIRGINIA (2.5%)

  18,665       Chesapeake Port Facility IDA                 3.90          3/01/2013          18,522
   5,655       Marquis Community Dev. Auth.                 5.10          9/01/2013           4,978
   4,850       York County IDA                              5.50          7/01/2009           4,862
                                                                                        -----------
                                                                                             28,362
                                                                                        -----------
               Total Fixed-Rate Instruments (cost: $542,597)                                511,634
                                                                                        ------------

               PUT BONDS (26.9%)

               ALABAMA (0.5%)

   5,500       East Alabama Health Care Auth.               5.00          9/01/2033           5,293
                                                                                        -----------

               ARIZONA (1.9%)

  10,000       Maricopa County                              2.90          6/01/2035           9,979
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7 | USAA Tax Exempt Short-Term Fund

---------------------------------------------------------------------------------------------------

PRINCIPAL                                                 COUPON              FINAL          MARKET
   AMOUNT      SECURITY                                     RATE           MATURITY           VALUE
---------------------------------------------------------------------------------------------------

$  11,000      Maricopa County                              4.00%         1/01/2038     $    10,993
                                                                                        -----------
                                                                                             20,972
                                                                                        -----------

               CALIFORNIA (1.9%)

     245       Health Facilities Financing Auth.  (PRE)     4.45          7/01/2026             264
   2,755       Health Facilities Financing Auth.            4.45          7/01/2026           2,695
   5,000       Statewide Communities Dev. Auth. (INS)       4.10          4/01/2028           4,565
   5,775       Statewide Communities Dev. Auth.             3.85         11/01/2029           5,735
   8,500       Statewide Communities Dev. Auth.             3.45          4/01/2035           8,418
                                                                                        -----------
                                                                                             21,677
                                                                                        -----------

               COLORADO (1.0%)

   8,000       E-470 Public Highway Auth. (INS)             5.00          9/01/2039           7,894
   3,000       Health Facilities Auth.                      3.75          6/01/2034           3,007
                                                                                        -----------
                                                                                             10,901
                                                                                        -----------

               FLORIDA (2.1%)

   7,500       Highlands County Health Facilities Auth.     5.00         11/15/2029           7,585
   5,000       Highlands County Health Facilities Auth.     3.95         11/15/2032           4,879
   7,610       Hillsborough County (INS)                    5.00         12/01/2034           7,685
   3,250       Miami Dade County Health Facilities Auth.
                     (INS)                                  4.55          8/01/2046           3,163
                                                                                        -----------
                                                                                             23,312
                                                                                        -----------

               ILLINOIS (3.5%)

   8,000       Dev. Finance Auth.                           3.75          2/01/2033           7,859
   2,500       Educational Facilities Auth.                 4.05          7/01/2025           2,538
   1,250       Educational Facilities Auth.                 4.13          3/01/2030           1,262
   1,250       Educational Facilities Auth.                 4.13          3/01/2030           1,225
   1,550       Educational Facilities Auth.                 3.35          3/01/2034           1,555
  12,000       Educational Facilities Auth.                 3.65          3/01/2034          12,214
  10,000       Educational Facilities Auth.                 4.45          3/01/2034          10,104
   1,900       Educational Facilities Auth.                 3.90         11/01/2036           1,941
                                                                                        -----------
                                                                                             38,698
                                                                                        -----------

               KENTUCKY (0.9%)

  10,000       Louisville/Jefferson County                  5.38          5/01/2027           9,873
                                                                                        -----------

               LOUISIANA (1.8%)

  10,000       Offshore Terminal Auth.                      4.30         10/01/2037           9,837
  10,000       Public Facilities Auth.                      7.00         12/01/2038           9,980
                                                                                        -----------
                                                                                             19,817
                                                                                        -----------

               MICHIGAN (0.9%)

  10,000       Hospital Finance Auth.                       5.50         12/01/2034           9,921
                                                                                        -----------

               MISSOURI (0.3%)

   4,000       Bi-State Dev. Agency (LOC - JPMorgan
                     Chase Bank, N.A.)                      3.95         10/01/2035           4,090
                                                                                        -----------

               NEVADA (0.4%)

   4,835       Clark County                                 5.45          3/01/2038           4,276
                                                                                        -----------

               NEW MEXICO (0.5%)

   6,500       Farmington (INS)                             4.00          6/01/2032           6,239
                                                                                        -----------

               NEW YORK (0.8%)

   1,885       Amherst IDA (INS)                            4.20         10/01/2031           1,856
   1,095       Brookhaven IDA (LOC - Capial One Bank)       4.25         11/01/2037           1,087

---------------------------------------------------------------------------------------------------
                                                                       Portfolio of Investments | 8

---------------------------------------------------------------------------------------------------

PRINCIPAL                                                 COUPON              FINAL          MARKET
   AMOUNT      SECURITY                                     RATE           MATURITY           VALUE
---------------------------------------------------------------------------------------------------

$  7,000       Hempstead                                    5.00%        12/01/2010     $     6,692
                                                                                        -----------
                                                                                              9,635
                                                                                        -----------

               TEXAS (6.0%)

  17,500       Matagorda County Navigation District No.
                     1                                      5.13          6/01/2030          17,385
  12,000       North Texas Tollway Auth.                    5.75          1/01/2038          12,490
  15,000       North Texas Tollway Auth.                    5.00          1/01/2042          14,562
   9,760       Northside ISD (NBGA)                         4.10          6/01/2035           9,948
  12,000       Red River Education Finance Corp.            2.75          3/01/2031          12,034
                                                                                        -----------
                                                                                             66,419
                                                                                        -----------

               VIRGINIA (1.2%)

   8,000       Louisa IDA                                   5.38         11/01/2035           7,828
   5,300       Peninsula Ports Auth.                        5.00         10/01/2033           5,207
                                                                                        -----------
                                                                                             13,035
                                                                                        -----------

               WEST VIRGINIA (0.6%)

   7,000       EDA                                          4.85          5/01/2019           6,620
                                                                                        -----------

               WYOMING (2.6%)

  15,000       Lincoln County                               3.40          1/01/2016          15,174
  14,000       Sweetwater County                            3.90         12/01/2014          13,711
                                                                                        -----------
                                                                                             28,885
                                                                                        -----------
               Total Put Bonds (cost: $303,512)                                             299,663
                                                                                        -----------

               PERIODIC AUCTION RESET BONDS (2.8%)

               ARIZONA (1.0%)

  11,500       Maricopa County IDA, acquired 6/08/2006,
                     cost $11,500  (c)                      1.80          1/01/2039          11,500
                                                                                        -----------
               CALIFORNIA (0.7%)

   7,850       Statewide Communities Dev. Auth. (INS)       4.32          5/15/2029           7,850
                                                                                        -----------
               OKLAHOMA (1.1%)

  12,000       Tulsa County Industrial Auth., acquired
                     7/20/2006 & 9/27/2006, cost
                     $12,000  (c)                           1.49          1/01/2039          12,000
                                                                                        -----------
               Total Periodic Auction Reset Bonds (cost: $31,350)                            31,350
                                                                                        -----------

               VARIABLE-RATE DEMAND NOTES (20.6%)

               CALIFORNIA (3.7%)

  15,000       Health Facilities Financing Auth.
                     (LIQ)(INS)                             8.00          9/01/2028          15,000
  11,365       Health Facilities Financing Auth.
                     (LIQ)(INS)                             8.00         12/01/2028          11,365
   3,870       Public Works Board (LIQ) (b)                 4.65         12/01/2019           3,870
  11,135       Sunnyvale (INS)(LIQ)                         8.00          4/01/2031          11,135
                                                                                        -----------
                                                                                             41,370
                                                                                        -----------

               CONNECTICUT (1.9%)

  20,600       State (INS)(LIQ)                             9.00          2/01/2022          20,600
                                                                                        -----------

               FLORIDA (1.7%)

   5,000       Kissimmee Utility Auth. (LIQ)(INS)           5.00         10/01/2018           5,000
  14,000       Lee Memorial Health System                   6.00          4/01/2027          14,000
                                                                                        -----------
                                                                                             19,000
                                                                                        -----------

---------------------------------------------------------------------------------------------------
9 | USAA Tax Exempt Short-Term Fund

---------------------------------------------------------------------------------------------------

PRINCIPAL                                                 COUPON              FINAL          MARKET
   AMOUNT      SECURITY                                     RATE           MATURITY           VALUE
---------------------------------------------------------------------------------------------------

               GEORGIA (0.4%)

$ 4,000        La Grange Dev. Auth.                         6.75%        10/01/2012     $     4,000
                                                                                        -----------

               IDAHO (1.8%)

  19,885       American Falls Reservoir District            4.00          2/01/2025          19,885
                                                                                        -----------
               ILLINOIS (1.0%)

  11,250       Finance Auth. (LIQ)(INS) (b)                 4.50          5/15/2029          11,250
                                                                                        -----------
               INDIANA (0.0%)

  250          Richmond Hospital Auth.                      3.00          1/01/2045             250
                                                                                        -----------

               NEW YORK (3.3%)

  10,000       Babylon IDA (INS)(LIQ)                       4.25          1/01/2019          10,000
   6,800       New York City (LIQ)(INS)                     9.00          4/01/2021           6,800
  19,950       State Energy Research and Dev. Auth.
                     (INS)(LOC - Wachovia Bank, N.A.)       9.00          8/01/2015          19,950
                                                                                        -----------
                                                                                             36,750
                                                                                        -----------
               OHIO (3.7%)

  20,000       Hancock County (LIQ)(INS)                    4.75         12/01/2034          20,000
  15,000       Kent State Univ. (LIQ)(INS)                 10.25          5/01/2031          15,000
   6,550       Rickenbacker Port Auth. (LOC - Fifth
                     Third Bank)                            5.90          5/01/2022           6,550
                                                                                        -----------
                                                                                             41,550
                                                                                        -----------

               PENNSYLVANIA (0.8%)

   9,100       Berks County IDA (NBGA)                      5.75          7/01/2016           9,100
                                                                                        -----------

               PUERTO RICO (1.4%)

  15,000       Sales Tax Financing Corp. (LIQ)(NBGA) (b)    7.67          8/01/2057          15,000
                                                                                        -----------

               SOUTH DAKOTA (0.9%)

  10,400       Grant County                                 4.00         12/01/2012          10,400
                                                                                        -----------

               Total Variable-Rate Demand Notes (cost: $229,155)                            229,155
                                                                                        -----------


               TOTAL INVESTMENTS (COST: $1,106,614)                                     $ 1,071,802
                                                                                        ===========

---------------------------------------------------------------------------------------------------
                                                                      Portfolio of Investments | 10

--------------------------------------------------------------------------------

NOTES TO PORTFOLIO
OF INVESTMENTS

December 31, 2008 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA Tax Exempt Short-Term Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

--------------------------------------------------------------------------------
11 | USAA Tax Exempt Short-Term Fund

--------------------------------------------------------------------------------

B. FAIR VALUE MEASUREMENTS - Effective April 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's assets as of December 31, 2008:

VALUATION INPUTS                                 INVESTMENTS IN SECURITIES
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Level 1 - Quoted Prices                                    $            -
Level 2 - Other Significant Observable Inputs               1,071,802,000
Level 3 - Significant Unobservable Inputs                               -
--------------------------------------------------------------------------
TOTAL                                                      $1,071,802,000
--------------------------------------------------------------------------

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. The Fund had no delayed-delivery or when-issued commitments as of December 31, 2008.

D. As of December 31, 2008, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized

--------------------------------------------------------------------------------
                                         Notes to Portfolio of Investments | 12

--------------------------------------------------------------------------------

appreciation and depreciation of investments as of December 31, 2008, were $2,647,000 and $37,459,000, respectively, resulting in net unrealized depreciation of $34,812,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,112,472,000 at December 31, 2008, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at December 31, 2008, was $44,290,000, which represented 4.0% of the Fund's net assets.

--------------------------------------------------------------------------------
13 | USAA Tax Exempt Short-Term Fund



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended December 31, 2008

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    02/24/2009
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    02/25/2009
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    02/25/2009
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.